UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Quarterly Schedule of Portfolio Holdings of
Registered Management Investment Company

Investment Company Act File Number: 811-03735

The New Economy Fund
(Exact Name of Registrant as Specified in Charter)

333 South Hope Street,
Los Angeles, California 90071
(Address of Principal Executive Offices)

Registrant's telephone number, including area code:  (213) 486-9200

Date of fiscal year end: November 30

Date of reporting period: February 29, 2012

Vincent P. Corti
The New Economy Fund
333 South Hope Street
Los Angeles, California 90071
(Name and Address of Agent for Service)

Copies to:
Kathryn A. Sanders
O’Melveny & Myers LLP
400 South Hope Street, 10th Floor
Los Angeles, California 90071
(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The New Economy Fund®
Investment portfolio

February 29, 2012
unaudited

Common stocks — 88.96%	Shares	Value (000)

INFORMATION TECHNOLOGY — 21.18%
Apple Inc.1	686,600	$372,439
Samsung Electronics Co. Ltd.2	114,981	123,442
Texas Instruments Inc.	3,015,000	100,550
NetEase.com, Inc. (ADR)1	1,398,000	73,283
Microsoft Corp.	1,995,000	63,321
Baidu, Inc., Class A (ADR)1	425,000	58,098
Adobe Systems Inc.1	1,675,000	55,091
Visa Inc., Class A	450,000	52,367
Mail.ru Group Ltd. (GDR)1,2	1,300,000	51,349
Accenture PLC, Class A	730,000	43,464
Gemalto NV2	700,000	40,002
SINA Corp.1	580,000	39,475
AAC Technologies Holdings Inc.2	15,096,000	38,541
NHN Corp.2	170,000	35,422
Yahoo! Inc.1	2,335,000	34,628
Autodesk, Inc.1	900,000	34,065
ASML Holding NV2	738,000	33,886
Trimble Navigation Ltd.1	650,000	32,689
eBay Inc.1	900,000	32,166
QUALCOMM Inc.	500,000	31,090
Nokia Corp.2	5,800,000	30,547
Rovi Corp.1	852,000	30,229
Logitech International SA1	3,500,000	29,610
Cisco Systems, Inc.	1,400,000	27,832
Oracle Corp.	896,000	26,226
EMC Corp.1	750,000	20,767
Avid Technology, Inc.1	1,800,000	19,170
Avago Technologies Ltd.	425,000	15,984
Electronic Arts Inc.1	665,000	10,859
Maxim Integrated Products, Inc.	350,000	9,761
Digital China Holdings Ltd.2	4,870,000	9,705
DTS, Inc.1	275,000	7,722
KLA-Tencor Corp.	153,000	7,405
Quantum Corp.1	1,885,000	4,958
AOL Inc.1	115,000	2,065
		1,598,208

CONSUMER DISCRETIONARY — 18.69%
Galaxy Entertainment Group Ltd.1,2	48,784,000	118,837
Comcast Corp., Class A	2,532,400	74,402
Comcast Corp., Class A, special nonvoting shares	1,100,000	31,449
DIRECTV, Class A1	2,000,000	92,640
Las Vegas Sands Corp.1	1,535,000	85,361
Groupon, Inc., Class A1,2	4,748,340	78,635
MGM China Holdings Ltd.1,2	33,966,000	62,740
Amazon.com, Inc.1	335,000	60,196
Virgin Media Inc.	2,353,000	59,296
News Corp., Class A	2,602,815	51,718
Li & Fung Ltd.2	22,000,000	50,048
Garmin Ltd.	1,051,200	49,606
Sands China Ltd.2	12,632,800	46,849
Daily Mail and General Trust PLC, Class A, nonvoting2	6,670,000	45,565
Time Warner Inc.	1,000,000	37,210
SJM Holdings Ltd.2	17,342,000	35,942
Time Warner Cable Inc.	450,214	35,720
Tractor Supply Co.	400,000	34,188
Kohl’s Corp.	680,000	33,782
Melco Crown Entertainment Ltd. (ADR)1	2,657,000	33,558
John Wiley & Sons, Inc., Class A	700,000	31,780
Liberty Media Corp., Class A1	350,000	31,461
Reed Elsevier PLC2	3,430,000	29,982
Sky Deutschland AG1,2	10,645,000	29,303
Lions Gate Entertainment Corp.1	2,000,000	27,360
Home Depot, Inc.	541,000	25,735
CTC Media, Inc.	2,000,000	21,880
Paddy Power PLC2	357,000	21,238
YUM! Brands, Inc.	286,000	18,945
NIKE, Inc., Class B	136,600	14,742
Staples, Inc.	800,000	11,728
Churchill Downs Inc.	220,000	11,484
Intercontinental Hotels Group PLC2	449,918	10,260
Multi Screen Media Private Ltd.1,2,3	79,866	6,614
		1,410,254

HEALTH CARE — 14.10%
Thermo Fisher Scientific Inc.1	1,823,000	103,218
Alexion Pharmaceuticals, Inc.1	850,900	71,246
Grifols, SA, Class A1,2	3,055,000	63,582
Gilead Sciences, Inc.1	1,340,000	60,970
Medco Health Solutions, Inc.1	875,000	59,141
Stryker Corp.	984,000	52,782
Hologic, Inc.1	2,419,550	50,157
McKesson Corp.	600,000	50,106
Fresenius SE2	465,000	48,061
St. Jude Medical, Inc.	1,120,000	47,174
Edwards Lifesciences Corp.1	600,000	43,878
Biogen Idec Inc.1	335,600	39,087
Amgen Inc.	564,000	38,324
BioMarin Pharmaceutical Inc.1	1,016,300	36,333
Allergan, Inc.	400,000	35,836
Illumina, Inc.1	689,876	35,356
NuVasive, Inc.1,4	2,205,286	34,601
Forest Laboratories, Inc.1	1,000,000	32,520
Orthofix International NV1	700,000	27,447
Medtronic, Inc.	700,000	26,684
Richter Gedeon Nyrt2	130,000	23,302
Amil Participações SA, ordinary nominative	1,825,000	21,042
Human Genome Sciences, Inc.1	2,270,000	17,888
Hill-Rom Holdings, Inc.	443,000	15,049
ZOLL Medical Corp.1	129,000	9,436
Volcano Corp.1	314,520	8,816
Teva Pharmaceutical Industries Ltd. (ADR)	196,000	8,783
ArthroCare Corp.1	118,700	3,098
		1,063,917

FINANCIALS — 11.30%
AIA Group Ltd.2	19,153,200	72,489
China Construction Bank Corp., Class H2	60,164,050	50,095
State Street Corp.	1,110,100	46,879
Bank of China Ltd., Class H2	100,556,000	43,366
Société Générale2	1,340,198	43,107
Chongqing Rural Commercial Bank Co., Ltd., Class H1,2	70,065,000	43,089
Wells Fargo & Co.	1,362,300	42,626
Assured Guaranty Ltd.	2,400,000	40,320
Zions Bancorporation	1,975,000	37,525
Deutsche Bank AG2	787,500	36,670
Marsh & McLennan Companies, Inc.	1,100,000	34,320
JPMorgan Chase & Co.	800,000	31,392
Aberdeen Asset Management PLC2	7,370,000	28,218
Banco Santander, SA2	3,336,290	27,662
Old Republic International Corp.	2,500,000	27,150
HDFC Bank Ltd.2	2,550,000	26,720
Fifth Third Bancorp	1,800,000	24,498
IndusInd Bank Ltd.2	3,700,000	23,407
Industrial and Commercial Bank of China Ltd., Class H2	31,350,000	22,799
Longfor Properties Co. Ltd.2	13,800,000	19,944
Banco Santander (Brasil) SA, units	859,085	9,230
Banco Santander (Brasil) SA, units (ADR)	859,085	9,175
First American Financial Corp.	1,170,900	18,032
Genworth Financial, Inc., Class A1	1,846,269	16,782
Banco Bradesco SA, preferred nominative	800,000	14,535
United Overseas Bank Ltd.2	891,000	12,844
Prudential PLC2	1,017,823	11,528
Stewart Information Services Corp.	850,000	11,169
Kotak Mahindra Bank Ltd.2	894,917	9,924
China Life Insurance Co. Ltd., Class H2	2,915,000	9,043
Synovus Financial Corp.	3,700,000	7,844
		852,382

INDUSTRIALS — 9.96%
Ryanair Holdings PLC (ADR)1	3,604,700	120,830
Union Pacific Corp.	941,527	103,803
AirAsia Bhd.2	81,200,000	98,872
PT AKR Corporindo Tbk2	173,899,680	69,153
MSC Industrial Direct Co., Inc., Class A	837,000	66,466
Verisk Analytics, Inc., Class A1	1,175,000	51,113
Capita Group PLC2	3,993,000	48,672
United Parcel Service, Inc., Class B	610,000	46,903
FedEx Corp.	401,700	36,149
JG Summit Holdings, Inc.2	49,780,000	30,156
CSX Corp.	1,037,700	21,802
Exponent, Inc.1	350,300	16,891
United Continental Holdings, Inc.1	787,500	16,262
W.W. Grainger, Inc.	59,700	12,401
Beacon Roofing Supply, Inc.1	300,000	7,074
United Stationers Inc.	164,320	4,772
		751,319

TELECOMMUNICATION SERVICES — 5.19%
Crown Castle International Corp.1	2,308,122	119,584
Millicom International Cellular SA (SDR)2	578,269	64,769
América Móvil, SAB de CV, Series L (ADR)	1,831,200	43,839
Vodafone Group PLC2	14,000,000	37,827
Avanti Communications Group PLC1,2,4	6,933,372	27,860
MetroPCS Communications, Inc.1	2,223,832	22,905
SOFTBANK CORP.2	635,000	18,940
PT XL Axiata Tbk2	34,745,740	18,131
tw telecom inc.1	600,000	12,960
Leap Wireless International, Inc.1	982,252	10,255
Telephone and Data Systems, Inc.	326,100	8,241
United States Cellular Corp.1	139,500	6,018
		391,329

ENERGY — 1.59%
Schlumberger Ltd.	1,052,400	81,677
FMC Technologies, Inc.1	600,000	30,258
Baker Hughes Inc.	165,000	8,296
		120,231

MATERIALS — 0.81%
Monsanto Co.	449,950	34,817
Ube Industries, Ltd.2	9,250,000	26,605
		61,422

CONSUMER STAPLES — 0.74%
Costco Wholesale Corp.	650,000	55,939

UTILITIES — 0.73%
SSE PLC2	1,355,000	27,788
International Power PLC2	5,000,000	27,488
		55,276

MISCELLANEOUS — 4.67%
Other common stocks in initial period of acquisition		352,228

Total common stocks (cost: $5,194,997,000)		6,712,505

Preferred stocks — 0.16%

FINANCIALS — 0.06%
Zions Bancorporation, Series C, 9.50% noncumulative depositary shares	160,000	4,203

MISCELLANEOUS — 0.10%
Other preferred stocks in initial period of acquisition		7,759

Total preferred stocks (cost: $11,000,000)		11,962

		Value
Convertible securities — 0.08%	Shares	(000)

FINANCIALS — 0.08%
Synovus Financial Corp. 8.25% convertible preferred 2013, units	316,000	$6,209

Total convertible securities (cost: $7,889,000)		6,209

	Principal amount
Bonds & notes — 2.76%	(000)

BONDS & NOTES OF U.S. GOVERNMENT — 2.76%
U.S. Treasury 3.125% 2041	$24,700	24,892
U.S. Treasury 3.75% 2041	161,700	183,378
		208,270

Total bonds & notes (cost: $201,035,000)		208,270

Short-term securities — 7.95%

Fannie Mae 0.06%–0.16% due 3/7–11/1/2012	226,500	226,335
General Electric Co. 0.07%–0.12% due 3/1–3/20/2012	73,400	73,397
U.S. Treasury Bills 0.046%–0.091% due 4/19–6/14/2012	69,400	69,389
Federal Home Loan Bank 0.065%–0.19% due 3/16–10/16/2012	41,300	41,275
John Deere Credit Ltd. 0.10% due 3/28–4/2/20125	41,100	41,097
Variable Funding Capital Company LLC 0.19% due 4/16/20125	35,000	34,991
NetJets Inc. 0.08% due 3/1/20125	24,000	24,000
Freddie Mac 0.07%–0.11% due 4/3–8/17/2012	23,300	23,290
Abbott Laboratories 0.10% due 4/10/20125	22,700	22,698
Jupiter Securitization Co., LLC 0.13% due 3/12/20125	20,700	20,699
Straight-A Funding LLC 0.13% due 4/5/20125	15,000	14,999
Federal Farm Credit Banks 0.09% due 4/10/2012	4,400	4,400
Paccar Financial Corp. 0.09% due 3/26/2012	3,400	3,400

Total short-term securities (cost: $600,005,000)		599,970

Total investment securities (cost: $6,014,926,000)		7,538,916
Other assets less liabilities		6,784

Net assets		$7,545,700

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $2,144,488,000, which represented 28.42% of the net assets of the fund. This amount includes $2,059,239,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. This security (acquired from 9/6/2000 to 4/18/2002 at a cost of $31,574,000) may be subject to legal or contractual restrictions on resale.

4The fund owns 5% or more of the outstanding voting shares of this company. See the table on the following page for additional information.

5Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $158,484,000, which represented 2.10% of the net assets of the fund.

unaudited

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended February 29, 2012, appear below.

	Beginning shares	Additions	Reductions	Ending shares	Dividend income (000)	Value of affiliates at 2/29/2012 (000)
NuVasive, Inc.	1,972,286	233,000	—	2,205,286	$—	$34,601
Avanti Communications Group PLC	3,488,372	3,445,000	—	6,933,372	—	27,860
					$—	$62,461

Valuation disclosures

The fund’s investments are reported at fair value as defined by accounting principles generally accepted in the United States of America. The fund generally determines the net asset value of each share class as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates in effect on the valuation date.

Methods and inputs — The fund uses the following methods and inputs to establish the fair value of its assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All
Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)

Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

When the investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and asked prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days. Forward currency contracts are valued at the mean of representative quoted bid and asked prices, generally based on prices supplied by one or more pricing vendors.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the investment adviser are fair valued as determined in good faith under guidelines adopted by authority of the fund's board of trustees. Market quotations may be considered unreliable if events occur that materially affect the value of securities (particularly equity securities trading outside the U.S.) between the close of trading in those securities and the close of regular trading on the New York Stock Exchange. Various inputs may be reviewed in order to make a good faith determination of a security’s fair value. These inputs include, but are not limited to, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Classifications — The fund classifies its assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the fund’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 29, 2012 (dollars in thousands):

Investment securities:	Level 1	Level 2		Level 3	Total
Common stocks:
Information technology	$1,235,314	$362,894	*	$—	$1,598,208
Consumer discretionary	874,241	529,399	*	6,614	1,410,254
Health care	928,972	134,945	*	—	1,063,917
Financials	371,477	480,905	*	—	852,382
Industrials	504,466	246,853	*	—	751,319
Telecommunication services	223,802	167,527	*	—	391,329
Energy	120,231	—		—	120,231
Materials	34,817	26,605	*	—	61,422
Consumer staples	55,939	—		—	55,939
Utilities	—	55,276	*	—	55,276
Miscellaneous	218,758	133,470	*	—	352,228
Preferred stocks
Financials	4,203	—		—	4,203
Miscellaneous	—	7,759		—	7,759
Convertible securities	6,209	—		—	6,209
Bonds & notes	—	208,270		—	208,270
Short-term securities	—	599,970		—	599,970
Total	$4,578,429	$2,953,873		$6,614	$7,538,916

*Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading; therefore, $2,059,239,000 of investment securities were classified as Level 2 instead of Level 1.

The following table reconciles the valuation of the fund's Level 3 investment securities and related transactions for the three months ended February 29, 2012 (dollars in thousands):

	Beginning		Transfers	Ending
	value at	Unrealized	out of	value at
	12/1/2011	appreciation	Level 3†	2/29/2012

Investment securities	$72,686	$405	$(66,477)	$6,614

Net unrealized appreciation during the period on Level 3 investment securities held at February 29, 2012 (dollars in thousands):				$405

†Transfers into or out of Level 3 are based on the beginning market value of the quarter in which they occurred.

Federal income tax information	(dollars in thousands)
Gross unrealized appreciation on investment securities	$1,787,208
Gross unrealized depreciation on investment securities	(263,218)
Net unrealized appreciation on investment securities	1,523,990
Cost of investment securities for federal income tax purposes	6,014,926

Key to abbreviations

ADR = American Depositary Receipts
GDR = Global Depositary Receipts
SDR = Swedish Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider the investment objectives, risks, charges and expenses of the American Funds. This and other important information is contained in the fund’s prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEFP-914-0412O-S29425

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE NEW ECONOMY FUND

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 27, 2012

By /s/ Neal F. Wellons
Neal F. Wellons, Treasurer and Principal Financial Officer

Date: April 27, 2012